UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Equity Dividend Fund
	Shares	Value ($)
Common Stocks 96.6%
Consumer Discretionary 10.0%
Auto Components 0.4%
TRW Automotive Holdings Corp.*	74,000	5,111,180
Automobiles 2.1%
Ford Motor Co.	1,480,000	23,961,200
Hotels, Restaurants & Leisure 1.6%
Yum! Brands, Inc. (a)	272,000	19,045,440
Household Durables 0.3%
PulteGroup, Inc.	206,000	3,170,340
Media 3.0%
Charter Communications, Inc. "A"*	61,000	7,406,620
Comcast Corp. "A"	270,000	11,364,300
Viacom, Inc. "B"	60,000	4,773,600
Walt Disney Co.	190,000	11,557,700

		35,102,220
Multiline Retail 0.6%
Macy's, Inc.	142,000	6,309,060
Specialty Retail 1.0%
Best Buy Co., Inc.	204,000	7,344,000
Home Depot, Inc.	54,000	4,022,460

		11,366,460
Textiles, Apparel & Luxury Goods 1.0%
Adidas AG	69,000	7,293,574
NIKE, Inc. "B"	67,000	4,208,940

		11,502,514
Consumer Staples 6.1%
Food & Staples Retailing 1.9%
CVS Caremark Corp.	388,000	22,523,400
Food Products 0.7%
Campbell Soup Co. (a)	94,000	4,058,920
ConAgra Foods, Inc.	122,000	4,126,040

		8,184,960
Tobacco 3.5%
Altria Group, Inc.	1,055,000	35,743,400
Philip Morris International, Inc.	56,000	4,672,640

		40,416,040
Energy 13.5%
Energy Equipment & Services 1.7%
FMC Technologies, Inc.*	75,000	4,022,250
Halliburton Co.	146,000	7,008,000
National Oilwell Varco, Inc.	77,000	5,721,100
Patterson-UTI Energy, Inc. (a)	178,000	3,487,020

		20,238,370
Oil, Gas & Consumable Fuels 11.8%
Chesapeake Energy Corp. (a)	214,000	5,523,340
CONSOL Energy, Inc. (a)	198,000	6,183,540
Eni SpA	500,000	11,356,182
HollyFrontier Corp.	118,000	5,248,640
Marathon Oil Corp.	1,145,000	39,422,350
Marathon Petroleum Corp.	52,000	3,770,520
Noble Energy, Inc.	72,000	4,422,960
Occidental Petroleum Corp.	328,000	28,932,880
Phillips 66	185,000	10,563,500
Pioneer Natural Resources Co.	29,000	5,074,130
Spectra Energy Corp.	246,000	8,145,060
Tesoro Corp.	73,000	3,364,570
Williams Companies, Inc.	122,000	4,421,280

		136,428,952
Financials 26.3%
Capital Markets 6.7%
Bank of New York Mellon Corp.	542,000	16,119,080
Charles Schwab Corp. (a)	560,000	11,692,800
Morgan Stanley	450,000	11,592,000
SEI Investments Co.	1,265,000	37,646,400

		77,050,280
Commercial Banks 3.9%
PNC Financial Services Group, Inc.	632,000	45,674,640
Diversified Financial Services 3.4%
Bank of America Corp.	625,000	8,825,000
Citigroup, Inc.	301,000	14,547,330
JPMorgan Chase & Co.	310,000	15,664,300

		39,036,630
Insurance 8.2%
MetLife, Inc.	772,000	35,658,680
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,800	3,972,559
Prudential Financial, Inc.	207,000	15,500,160
Reinsurance Group of America, Inc.	546,000	35,386,260
W.R. Berkley Corp.	100,000	4,112,000

		94,629,659
Real Estate Investment Trusts 4.1%
Chimera Investment Corp. (REIT)	1,444,000	4,245,360
Hospitality Properties Trust (REIT) (a)	530,000	14,320,600
Simon Property Group, Inc. (REIT)	145,000	21,116,350
Weyerhaeuser Co. (REIT) (a)	293,000	8,022,340

		47,704,650
Health Care 11.8%
Health Care Providers & Services 0.9%
Aetna, Inc.	80,000	5,071,200
UnitedHealth Group, Inc.	83,000	5,954,420

		11,025,620
Pharmaceuticals 10.9%
Bristol-Myers Squibb Co.	150,000	6,253,500
Eli Lilly & Co.	658,000	33,821,200
Merck & Co., Inc.	793,000	37,500,970
Pfizer, Inc.	1,217,000	34,331,570
Roche Holding AG (Genusschein)	38,000	9,479,069
Valeant Pharmaceuticals International, Inc.*	49,000	4,818,660

		126,204,969
Industrials 8.9%
Aerospace & Defense 3.3%
Honeywell International, Inc.	260,000	20,688,200
Precision Castparts Corp.	80,000	16,899,200

		37,587,400
Commercial Services & Supplies 1.2%
Pitney Bowes, Inc. (a)	882,000	14,394,240
Machinery 1.6%
Snap-on, Inc.	200,000	18,720,000
Road & Rail 2.8%
CSX Corp.	1,300,000	31,993,000
Information Technology 5.8%
Communications Equipment 1.2%
Cisco Systems, Inc.	579,000	13,496,490
Computers & Peripherals 0.3%
SanDisk Corp.	70,000	3,862,600
Internet Software & Services 0.7%
Google, Inc. "A"*	4,700	3,980,430
Yahoo!, Inc.*	157,000	4,257,840

		8,238,270
IT Services 1.9%
Accenture PLC "A"	52,000	3,757,000
SAIC, Inc. (a)	670,000	10,096,900
Visa, Inc. "A"	46,000	8,023,320

		21,877,220
Semiconductors & Semiconductor Equipment 1.2%
Analog Devices, Inc.	92,000	4,257,760
KLA-Tencor Corp.	75,000	4,136,250
Lam Research Corp.*	130,000	6,067,100

		14,461,110
Software 0.5%
Salesforce.com, Inc.*	110,000	5,404,300
Materials 3.0%
Chemicals 1.3%
Monsanto Co.	150,000	14,683,500
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	650,000	19,643,000
Telecommunication Services 3.9%
Diversified Telecommunication Services
AT&T, Inc.	1,227,000	41,509,410
Verizon Communications, Inc.	83,000	3,932,540

		45,441,950
Utilities 7.3%
Electric Utilities 6.9%
American Electric Power Co., Inc.	535,000	22,898,000
Duke Energy Corp. (a)	615,000	40,344,000
Entergy Corp.	72,000	4,552,560
Exelon Corp. (a)	266,000	8,110,340
Great Plains Energy, Inc.	184,000	4,033,280

		79,938,180
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	179,000	4,104,470

Total Common Stocks (Cost $1,029,913,781)		1,118,532,314
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $64,067,584)	64,067,584	64,067,584
Cash Equivalents 3.3%
Central Cash Management Fund, 0.05% (b) (Cost $37,978,304)	37,978,304	37,978,304

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,131,959,669) †	105.4	1,220,578,202
Other Assets and Liabilities, Net	(5.4)	(62,273,254)

Net Assets	100.0	1,158,304,948

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,132,401,984.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $88,176,218.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $121,814,274 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,638,056.

(a)	All or a portion of these securities were on loan. The value of securities loaned at August 31, 2013 amounted to $61,648,589 which is 5.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At August 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/20/2013	570	46,492,050	(71,624)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$108,274,840	$7,293,574	$—	$115,568,414
Consumer Staples	71,124,400	—	—	71,124,400
Energy	145,311,140	11,356,182	—	156,667,322
Financials	300,123,300	3,972,559	—	304,095,859
Health Care	127,751,520	9,479,069	—	137,230,589
Industrials	102,694,640	—	—	102,694,640
Information Technology	67,339,990	—	—	67,339,990
Materials	34,326,500	—	—	34,326,500
Telecommunication Services	45,441,950	—	—	45,441,950
Utilities	84,042,650	—	—	84,042,650
Short-Term Investments (d)	102,045,888	—	—	102,045,888
Total	$1,188,476,818	$32,101,384	$—	$1,220,578,202
Liabilities
Derivatives
Futures Contracts (e)	$(71,264)	$—	$—	$(71,264)
Total	$(71,264)	$—	$—	$(71,264)

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(71,624)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Dividend Fund, a series of DWS Value Series, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013